Senior Revolving Credit Facility (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Jul. 20, 2012 RBS Citizens, N.A. [Member] Above Threshold [Member]	Jul. 20, 2012 RBS Citizens, N.A. [Member] Below Threshold [Member]	Jul. 20, 2012 RBS Citizens, N.A. [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Maximum [Member]	Jul. 20, 2012 RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Maximum [Member]	Jul. 20, 2012 Issuance of Debt [Member] Revolving Credit Facility [Member]	Jul. 20, 2012 LIBOR [Member] Issuance of Debt [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Option One [Member] Minimum [Member]	Jul. 20, 2012 LIBOR [Member] Issuance of Debt [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Option One [Member] Maximum [Member]	Jul. 20, 2012 RBS Citizens, N.A. Publicly Announced Base Rate [Member] Issuance of Debt [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Option Two [Member] Minimum [Member]	Jul. 20, 2012 RBS Citizens, N.A. Publicly Announced Base Rate [Member] Issuance of Debt [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Option Two [Member] Maximum [Member]	Jul. 20, 2012 Federal Funds Effective Rate [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Line of Credit Facility, Base Rate, Option Two [Member]
Maximum capacity on credit facility							$ 100,000,000
Line of Credit Facility, Additional Borrowing Capacity, Accordion Feature						250,000,000
Term of credit facility				36 months
Line of credit, length of extension option				12 months
Debt Instrument, Basis Spread on Variable Rate								2.10%	3.50%	2.50%	3.00%	1.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.25%	0.15%
Line of Credit Facility, Commitment Fee Percentage, Threshold, Unused Capacity as a Percentage of Current Capacity					50.00%
Debt Instrument, Unused Borrowing Capacity, Fee	$ 96,000